UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09102
Name of Fund:
iShares, Inc.
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
4/30/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Asia/Pacific Dividend ETF
DVYA | NYSE Arca
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Asia/Pacific Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia/Pacific Dividend ETF	$51	0.49%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 6.55%.
  For the same period, the S&P Developed ex US Broad Market Index returned 11.78% and the Dow Jones Asia/Pacific Select Dividend 50 IndexTM returned 5.99%.
What contributed to performance?
Asian Pacific dividend stocks delivered modest returns during the reporting period amid a landscape of central bank activity, geopolitical turmoil, and threats of trade wars. As the Hong Kong Monetary Authority cut interest rates and China announced supportive economic policies, real estate management and development stocks in Hong Kong were strong contributors to the Fund’s return. A rebounding domestic property market and optimism for a recovery in mainland China further supported the performance of these firms. In Hong Kong’s financials sector, diversified banks gained amid a favorable market environment, and as they engaged in strategic initiatives, technological innovations, and geographic expansions. In Singapore, diversified banks benefited from solid wealth management fees, strategic acquisitions, increased dividends, and as the central bank eased monetary policy.
What detracted from performance?
Metals and mining stocks in Australia were the leading detractors from the Fund’s return during the reporting period. Weakening demand, especially from China, negatively impacted prices for key commodities, including iron ore and copper. China is Australia’s largest trading partner, and Sino-U.S. trade tensions further pressured the metals and mining segment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.55%	8.76%	2.39%
S&P Developed ex US Broad Market Index	11.78	10.83	5.29
Dow Jones Asia/Pacific Select Dividend 50 IndexTM	5.99	9.05	2.71
Key Fund statistics
Net Assets	$40,042,710
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$199,782
Portfolio Turnover Rate	26%
The Fund has added the S&P Developed ex US Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.3%
Materials	19.4%
Real Estate	15.2%
Industrials	12.7%
Consumer Discretionary	6.4%
Communication Services	5.0%
Utilities	3.7%
Energy	3.6%
Consumer Staples	2.4%
Information Technology	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	39.7%
Hong Kong	34.7%
Singapore	17.3%
Japan	4.3%
New Zealand	2.9%
China	1.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Asia/Pacific Dividend ETF
Annual Shareholder Report — April 30, 2025
DVYA-04/25-AR

iShares Emerging Markets Dividend ETF
DVYE | NYSE Arca
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Emerging Markets Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Dividend ETF	$53	0.50%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 11.31%.
  For the same period, the S&P Emerging Broad Market Index returned 9.49% and the Dow Jones Emerging Markets Select Dividend IndexTM returned 9.70%.
What contributed to performance?
Dividend stocks in China were a leading contributor to the Fund’s return during the reporting period, led by the financials sector. Despite sluggish domestic growth, diversified banks benefited from robust dividend payments and relatively low volatility, as well as plans by the Chinese government to recapitalize major state banks. In the Czech Republic, a leading utility company benefited from strategic acquisitions, a focus on developing new energy solutions, and a shift toward nuclear generation and renewables. Additionally, a leading banking institution gained amid consistent profitability and growth in areas such as loan growth and assets under management.
What detracted from performance?
Brazilian energy stocks were the largest detractor from the Fund’s return during the reporting period. In particular, one of the world’s largest oil and gas companies faced intense selling pressure due to a sharp drop in oil prices and trade war tensions. In South Africa, materials stocks modestly detracted from performance, weighed down by commodity price fluctuations, political turmoil, and the threat of tariffs from the United States.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.31%	5.95%	1.68%
S&P Emerging Broad Market Index	9.49	7.67	3.83
Dow Jones Emerging Markets Select Dividend IndexTM	9.70	5.55	1.61
Key Fund statistics
Net Assets	$730,728,323
Number of Portfolio Holdings	108
Net Investment Advisory Fees	$3,357,742
Portfolio Turnover Rate	43%
The Fund has added the S&P Emerging Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.2%
Energy	23.1%
Materials	16.0%
Utilities	9.0%
Industrials	8.3%
Information Technology	4.3%
Consumer Discretionary	4.2%
Consumer Staples	2.1%
Real Estate	2.0%
Communication Services	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Brazil	24.3%
China	22.6%
Indonesia	9.7%
Poland	6.9%
India	6.8%
Taiwan	6.3%
South Africa	3.8%
Greece	2.9%
Thailand	2.8%
Czech Republic	2.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Emerging Markets Dividend ETF
Annual Shareholder Report — April 30, 2025
DVYE-04/25-AR

(b) Not applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-seven series of the registrant for which the fiscal year-end is April 30, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $32,800 for the fiscal year ended April 30, 2024 and $32,800 for the fiscal year ended April 30, 2025.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2024 and April 30, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $19,400 for the fiscal year ended April 30, 2024 and $19,400 for the fiscal year ended April 30, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended April 30, 2024 and April 30, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in Items 4(b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $19,400 for the fiscal year ended April 30, 2024 and $19,400 for the fiscal year ended April 30, 2025.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

John E. Martinez

(b) Not applicable

2

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

April 30, 2025

2025 Annual Financial Statements and Additional Information

iShares, Inc.
• iShares Asia/Pacific Dividend ETF | DVYA | NYSE Arca
• iShares Emerging Markets Dividend ETF | DVYE | NYSE Arca

Schedule of Investments
April 30, 2025
iShares® Asia/Pacific Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 39.3%
ANZ Group Holdings Ltd.	104,359	$1,995,579
Bank of Queensland Ltd.	94,556	451,681
Bendigo & Adelaide Bank Ltd.	78,960	564,866
BHP Group Ltd.	121,615	2,898,530
Deterra Royalties Ltd.	157,436	367,069
Eagers Automotive Ltd.	41,421	488,855
Elders Ltd.	60,789	246,229
Fortescue Ltd.	190,062	1,962,901
Harvey Norman Holdings Ltd.	108,767	363,646
Magellan Financial Group Ltd.	60,148	294,879
Nickel Industries Ltd.	646,902	233,610
Perpetual Ltd.	23,969	254,630
Premier Investments Ltd.	29,173	388,591
Rio Tinto Ltd.	20,898	1,563,530
Santos Ltd.	286,400	1,101,026
Super Retail Group Ltd.	38,297	328,447
Viva Energy Group Ltd.(a)	309,587	340,399
Westpac Banking Corp.	90,099	1,890,742
		15,735,210
China — 1.1%
BOC Aviation Ltd.(a)	56,600	424,182
Hong Kong — 34.4%
BOC Hong Kong Holdings Ltd.	269,500	1,117,988
CK Asset Holdings Ltd.	211,500	864,054
CK Hutchison Holdings Ltd.	217,000	1,223,680
CK Infrastructure Holdings Ltd.	81,500	549,282
Hang Seng Bank Ltd.	65,900	919,884
Henderson Land Development Co. Ltd.	328,000	930,188
Hongkong Land Holdings Ltd.	127,000	621,538
Hysan Development Co. Ltd.	286,000	466,207
Jardine Matheson Holdings Ltd.	21,600	959,797
Kerry Properties Ltd.	248,500	583,585
Man Wah Holdings Ltd.	590,000	313,549
PCCW Ltd.	1,260,000	839,985
Power Assets Holdings Ltd.	138,500	915,928
Sino Land Co. Ltd.	802,000	824,215
Stella International Holdings Ltd.	214,000	383,542
Sun Hung Kai Properties Ltd.	115,500	1,095,681
Swire Pacific Ltd., Class A	61,000	527,507
Swire Properties Ltd.	282,200	623,654
		13,760,264
Security	Shares	Value
Japan — 4.3%
Aoyama Trading Co. Ltd.	19,200	$275,716
Iino Kaiun Kaisha Ltd.	32,600	237,599
Kobe Steel Ltd.	57,900	679,045
Mitsuboshi Belting Ltd.	8,900	223,176
Nishimatsu Construction Co. Ltd.	8,300	308,820
		1,724,356
New Zealand — 2.8%
Spark New Zealand Ltd.	918,647	1,135,007
Singapore — 17.1%
DBS Group Holdings Ltd.	52,300	1,699,184
Jardine Cycle & Carriage Ltd.	18,600	369,428
Keppel Ltd.	150,200	755,161
Oversea-Chinese Banking Corp. Ltd.	120,900	1,496,230
United Overseas Bank Ltd.	49,500	1,314,662
Venture Corp. Ltd.	57,300	508,653
Wilmar International Ltd.	303,400	711,618
		6,854,936
Total Long-Term Investments — 99.0% (Cost: $40,178,520)		39,633,955
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	10,000	10,000
Total Short-Term Securities — 0.0% (Cost: $10,000)		10,000
Total Investments — 99.0% (Cost: $40,188,520)		39,643,955
Other Assets Less Liabilities — 1.0%		398,755
Net Assets — 100.0%		$40,042,710

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
iShares® Asia/Pacific Dividend ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$332,461	$—	$(332,628)(b)	$153	$14	$—	—	$9,722 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0 (b)	—	—	—	10,000	10,000	1,410	—
				$153	$14	$10,000		$11,132	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	7	05/29/25	$207	$2,112
Mini TOPIX Index	10	06/12/25	186	2,471
				$4,583
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,583	$—	$—	$—	$4,583

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$61,227	$—	$—	$—	$61,227
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$4,954	$—	$—	$—	$4,954
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
iShares® Asia/Pacific Dividend ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$146,092
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,518,549	$38,115,406	$—	$39,633,955
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$1,528,549	$38,115,406	$—	$39,643,955
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,583	$—	$4,583

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2025
iShares® Emerging Markets Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 14.6%
Banco Santander Brasil SA	758,710	$3,946,525
BB Seguridade Participacoes SA	1,758,551	13,253,082
Cia de Saneamento de Minas Gerais Copasa MG	1,026,594	3,878,343
Cia. Siderurgica Nacional SA	5,311,376	8,703,875
CPFL Energia SA	769,759	5,179,968
CSN Mineracao SA	5,995,771	6,486,883
Engie Brasil Energia SA	821,966	6,020,832
JBS SA	1,929,706	14,988,404
Petroreconcavo SA	1,938,619	4,386,116
Telefonica Brasil SA	1,166,496	5,712,083
Transmissora Alianca de Energia Eletrica SA	1,184,701	7,498,385
Vale SA	2,825,217	26,314,894
		106,369,390
Chile — 1.4%
Empresas CMPC SA	2,723,838	4,271,773
Enel Chile SA	82,372,378	5,828,501
		10,100,274
China — 22.4%
Agricultural Bank of China Ltd., Class H	15,162,000	9,252,104
Anhui Conch Cement Co. Ltd., Class H	1,334,500	3,759,366
Bank of China Ltd., Class H	27,642,000	15,434,559
Beijing Enterprises Water Group Ltd.(a)	10,560,000	3,335,378
China Cinda Asset Management Co. Ltd., Class H	12,494,000	1,593,765
China CITIC Bank Corp. Ltd., Class H	8,369,000	6,619,261
China Construction Bank Corp., Class H	26,832,000	22,040,553
China Education Group Holdings Ltd.	8,954,000	2,813,322
China Hongqiao Group Ltd.	2,964,500	5,321,320
China Merchants Port Holdings Co. Ltd.	1,872,000	3,039,158
China Minsheng Banking Corp. Ltd., Class H	9,020,500	4,232,954
China National Building Material Co. Ltd., Class H	7,282,000	3,531,010
China Petroleum & Chemical Corp., Class H	23,224,000	11,855,185
China Shenhua Energy Co. Ltd., Class H	3,145,500	11,821,249
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,611,000	3,540,066
Guangdong Investment Ltd.	4,438,000	3,591,304
Huadian Power International Corp. Ltd., Class H	2,678,000	1,499,719
Industrial & Commercial Bank of China Ltd., Class H	34,380,000	23,550,688
Longfor Group Holdings Ltd.(b)	2,201,000	2,943,996
Orient Overseas International Ltd.(a)	213,000	2,975,285
PICC Property & Casualty Co. Ltd., Class H	3,154,000	5,807,900
Yankuang Energy Group Co. Ltd., Class H	9,574,900	10,000,240
Yuexiu Property Co. Ltd.(a)	3,805,000	2,296,439
Zhejiang Expressway Co. Ltd., Class H	3,560,000	2,934,273
		163,789,094
Czech Republic — 2.6%
CEZ AS	175,648	8,915,810
Komercni Banka AS	201,611	9,798,656
		18,714,466
Greece — 2.8%
OPAP SA	480,813	10,683,286
Star Bulk Carriers Corp.(a)	686,973	10,125,982
		20,809,268
Hong Kong — 1.4%
SITC International Holdings Co. Ltd.	1,987,000	5,495,532
Xinyi Glass Holdings Ltd.(a)	5,462,000	5,113,972
		10,609,504
India — 6.8%
Chennai Petroleum Corp. Ltd.	583,466	4,229,070
Security	Shares	Value
India (continued)
Coal India Ltd.	2,942,288	$13,405,889
Hindustan Zinc Ltd.	1,065,902	5,553,618
Indian Oil Corp. Ltd.	6,110,883	9,963,011
Vedanta Ltd.	3,261,279	16,193,973
		49,345,561
Indonesia — 9.6%
Adaro Energy Indonesia Tbk PT	88,044,300	10,085,482
Astra International Tbk PT	50,467,800	14,586,503
Bank Rakyat Indonesia Persero Tbk PT	93,117,600	21,566,943
Bukit Asam Tbk PT	41,916,000	6,970,567
Indo Tambangraya Megah Tbk PT	3,479,600	4,612,620
Perusahaan Gas Negara Tbk PT	53,030,900	5,381,395
United Tractors Tbk PT	5,196,700	7,101,910
		70,305,420
Kuwait — 0.2%
National Investments Co. KSCP	2,207,792	1,782,909
Luxembourg — 0.9%
Ternium SA, ADR	224,269	6,472,403
Malaysia — 1.8%
Malayan Banking Bhd	5,738,900	13,298,794
Mexico — 1.3%
Banco del Bajio SA(b)	4,007,704	9,596,990
Poland — 6.8%
Bank Polska Kasa Opieki SA	389,624	19,528,588
Grupa Kety SA	25,819	5,912,385
ORLEN SA	1,052,337	19,003,465
XTB SA(b)	243,332	5,286,642
		49,731,080
Qatar — 0.6%
Barwa Real Estate Co.	5,778,913	4,439,463
Russia — 0.0%
Federal Grid Co. Rosseti PJSC(c)(d)	4,402,974,828	537
Magnitogorsk Iron & Steel Works PJSC(c)(d)	14,721,471	1,795
Mobile TeleSystems PJSC(c)(d)	2,744,644	335
Moscow Exchange MICEX-RTS PJSC(c)(d)	2,788,700	340
PhosAgro PJSC, New(c)(d)	3,484	35
Sberbank of Russia PJSC(c)(d)	2,500,255	305
Severstal PAO(c)(d)	695,941	85
		3,432
South Africa — 3.8%
African Rainbow Minerals Ltd.	613,278	5,142,020
Exxaro Resources Ltd.	1,025,811	8,398,165
Kumba Iron Ore Ltd.	300,870	5,232,522
Thungela Resources Ltd.	895,275	4,453,825
Truworths International Ltd.	1,099,446	4,391,578
		27,618,110
Taiwan — 6.2%
Evergreen Marine Corp. Taiwan Ltd.	1,055,000	6,835,323
Merry Electronics Co. Ltd.	501,693	1,776,436
Novatek Microelectronics Corp.	631,000	10,262,110
Radiant Opto-Electronics Corp.	808,000	3,753,378
Simplo Technology Co. Ltd.	381,600	4,176,933
Sitronix Technology Corp.	396,000	2,624,060
Supreme Electronics Co. Ltd.	1,773,685	2,826,648
Systex Corp.	504,000	1,904,478
United Integrated Services Co. Ltd.	298,000	4,111,641
Wisdom Marine Lines Co. Ltd.	874,000	1,653,384
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
iShares® Emerging Markets Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
WPG Holdings Ltd.	2,525,280	$5,350,017
		45,274,408
Thailand — 2.7%
Banpu PCL, NVDR	20,990,900	2,697,871
Kiatnakin Phatra Bank PCL, NVDR	1,837,900	2,755,860
Land & Houses PCL, NVDR	20,211,300	2,562,132
Sansiri PCL, NVDR	56,814,900	2,363,102
Sri Trang Agro-Industry PCL, NVDR	4,229,100	1,704,773
Thanachart Capital PCL, NVDR	2,176,900	3,111,143
Tisco Financial Group PCL, NVDR	1,607,100	4,723,910
		19,918,791
Turkey — 1.2%
Dogus Otomotiv Servis ve Ticaret AS	966,243	4,920,126
Turk Traktor ve Ziraat Makineleri AS	233,427	3,683,800
		8,603,926
United Arab Emirates — 1.1%
Dubai Islamic Bank PJSC	3,892,697	8,020,089
Total Common Stocks — 88.2% (Cost: $658,454,340)		644,803,372
Preferred Stocks
Brazil — 9.5%
Bradespar SA, Preference Shares, NVS	1,778,813	5,074,576
Cia Energetica de Minas Gerais, Preference Shares, NVS	4,151,713	8,010,582
Gerdau SA, Preference Shares, NVS	1,891,321	4,995,622
Isa Energia Brasil SA, 0.00%	1,478,773	6,251,071
Metalurgica Gerdau SA, Preference Shares, NVS	1,792,716	2,656,624
Petroleo Brasileiro SA, Preference Shares, NVS	7,193,326	38,012,713
Raizen SA, 0.00%	12,775,405	4,074,515
		69,075,703
Security	Shares	Value
Colombia — 1.3%
Bancolombia SA, Preference Shares, NVS	942,090	$9,676,021
Total Preferred Stocks — 10.8% (Cost: $89,534,406)		78,751,724
Total Long-Term Investments — 99.0% (Cost: $747,988,746)		723,555,096
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	6,743,328	6,746,026
Total Short-Term Securities — 0.9% (Cost: $6,746,157)		6,746,026
Total Investments — 99.9% (Cost: $754,734,903)		730,301,122
Other Assets Less Liabilities — 0.1%		427,201
Net Assets — 100.0%		$730,728,323

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,902,847	$—	$(18,158,840)(a)	$3,883	$(1,864)	$6,746,026	6,743,328	$288,811 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	77,138	—
				$3,883	$(1,864)	$6,746,026		$365,949	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
iShares® Emerging Markets Dividend ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	118	06/20/25	$6,549	$117,324
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$117,324	$—	$—	$—	$117,324

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$44,768	$—	$—	$—	$44,768
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$114,460	$—	$—	$—	$114,460
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,218,231
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$165,907,934	$478,892,006	$3,432	$644,803,372
Preferred Stocks	78,751,724	—	—	78,751,724
Short-Term Securities
Money Market Funds	6,746,026	—	—	6,746,026
	$251,405,684	$478,892,006	$3,432	$730,301,122
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
iShares® Emerging Markets Dividend ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$117,324	$—	$—	$117,324

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
April 30, 2025

	iShares Asia/Pacific Dividend ETF	iShares Emerging Markets Dividend ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$39,633,955	$723,555,096
Investments, at value—affiliated(c)	10,000	6,746,026
Cash	6,101	63,475
Cash pledged for futures contracts	—	207,000
Foreign currency collateral pledged for futures contracts(d)	27,556	—
Foreign currency, at value(e)	41,428	1,724,660
Receivables:
Investments sold	—	1,280,752
Securities lending income—affiliated	267	10,172
Capital shares sold	—	1,887,075
Dividends—unaffiliated	336,435	6,336,528
Dividends—affiliated	25	2,832
Tax reclaims	—	45,145
Variation margin on futures contracts	2,214	14,727
Foreign withholding tax claims	—	230,144
Total assets	40,057,981	742,103,632
LIABILITIES
Collateral on securities loaned, at value	—	6,731,140
Payables:
Investments purchased	—	3,166,550
Deferred foreign capital gain tax	—	1,175,343
Investment advisory fees	15,271	286,982
Professional fees	—	15,294
Total liabilities	15,271	11,375,309
Commitments and contingent liabilities
NET ASSETS	$40,042,710	$730,728,323
NET ASSETS CONSIST OF
Paid-in capital	$59,978,026	$1,129,421,861
Accumulated loss	(19,935,316)	(398,693,538)
NET ASSETS	$40,042,710	$730,728,323
NET ASSET VALUE
Shares outstanding	1,100,000	27,100,000
Net asset value	$36.40	$26.96
Shares authorized	500 million	500 million
Par value	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$40,178,520	$747,988,746
(b) Securities loaned, at value	$—	$6,452,535
(c) Investments, at cost—affiliated	$10,000	$6,746,157
(d) Foreign currency collateral pledged, at cost	$27,095	$—
(e) Foreign currency, at cost	$41,226	$1,711,479
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended April 30, 2025

	iShares Asia/Pacific Dividend ETF	iShares Emerging Markets Dividend ETF
INVESTMENT INCOME
Dividends—unaffiliated	$2,453,082	$72,110,710
Dividends—affiliated	1,410	77,138
Interest—unaffiliated	283	17,441
Securities lending income—affiliated—net	9,722	288,811
Foreign taxes withheld	(16,650)	(7,943,059)
Foreign withholding tax claims	—	230,144
Total investment income	2,447,847	64,781,185
EXPENSES
Investment advisory	199,808	3,357,742
Commitment costs	—	11,462
Professional	—	14,066
Interest expense	—	12,304
Total expenses	199,808	3,395,574
Less:
Investment advisory fees waived	(26)	—
Total expenses after fees waived	199,782	3,395,574
Net investment income	2,248,065	61,385,611
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(438,645)	(55,881,699)
Investments—affiliated	153	3,883
Foreign currency transactions	3,709	(422,376)
Futures contracts	61,227	44,768
In-kind redemptions—unaffiliated(b)	139,480	2,357,493
	(234,076)	(53,897,931)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	549,980	65,661,682
Investments—affiliated	14	(1,864)
Foreign currency translations	5,392	173,755
Futures contracts	4,954	114,460
	560,340	65,948,033
Net realized and unrealized gain	326,264	12,050,102
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,574,329	$73,435,713
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(1,141,478)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$1,043,370
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Asia/Pacific Dividend ETF		iShares Emerging Markets Dividend ETF
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/25	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,248,065	$2,208,209	$61,385,611	$48,630,194
Net realized loss	(234,076)	(83,033)	(53,897,931)	(20,949,643)
Net change in unrealized appreciation (depreciation)	560,340	3,163,400	65,948,033	83,625,354
Net increase in net assets resulting from operations	2,574,329	5,288,576	73,435,713	111,305,905
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,379,561)	(2,650,251)	(77,174,357)	(61,029,802)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,773,538)	(171,102)	50,385,429	(11,913,452)
NET ASSETS
Total increase (decrease) in net assets	(1,578,770)	2,467,223	46,646,785	38,362,651
Beginning of year	41,621,480	39,154,257	684,081,538	645,718,887
End of year	$40,042,710	$41,621,480	$730,728,323	$684,081,538

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Asia/Pacific Dividend ETF
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21
Net asset value, beginning of year	$36.19	$34.05	$36.22	$40.93	$32.05
Net investment income(a)	2.02	1.87	2.43	2.09	1.80
Net realized and unrealized gain (loss)(b)	0.32	2.52	(2.01)	(4.91)	8.51
Net increase (decrease) from investment operations	2.34	4.39	0.42	(2.82)	10.31
Distributions from net investment income(c)	(2.13)	(2.25)	(2.59)	(1.89)	(1.43)
Net asset value, end of year	$36.40	$36.19	$34.05	$36.22	$40.93
Total Return(d)
Based on net asset value	6.55%	13.69%	1.63%	(7.02)%	32.93%
Ratios to Average Net Assets(e)
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Total expenses after fees waived	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.51%	5.50%	7.22%	5.38%	4.89%
Supplemental Data
Net assets, end of year (000)	$40,043	$41,621	$39,154	$39,846	$45,027
Portfolio turnover rate(f)	26%	62%	45%	57%	130%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Emerging Markets Dividend ETF
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21
Net asset value, beginning of year	$27.15	$25.17	$30.59	$39.62	$30.97
Net investment income(a)	2.44 (b)	1.91	2.23	2.66	1.94
Net realized and unrealized gain (loss)(c)	0.49	2.48	(5.42)	(8.93)	8.62
Net increase (decrease) from investment operations	2.93	4.39	(3.19)	(6.27)	10.56
Distributions from net investment income(d)	(3.12)	(2.41)	(2.23)	(2.76)	(1.91)
Net asset value, end of year	$26.96	$27.15	$25.17	$30.59	$39.62
Total Return(e)
Based on net asset value	11.31%(b)	18.79%	(10.01)%	(17.19)%(f)	35.51%
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.49%	0.49%	0.49%	0.49%
Total expenses excluding professional fees for foreign withholding tax claims	0.49%	N/A	N/A	0.49%	0.49%
Net investment income	8.96%(b)	7.53%	8.78%	7.03%(b)	5.62%(b)
Supplemental Data
Net assets, end of year (000)	$730,728	$684,082	$645,719	$678,989	$841,985
Portfolio turnover rate(h)	43%	67%	55%	66%	107%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended April 30, 2025, April 30,
2022 and April 30, 2021 respectively:
• Net investment income per share by $0.01.
• Total return by 0.03%.
• Ratio of net investment income to average net assets by 0.03%, 0.01% and 0.02%, respectively.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been (17.17)%.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Asia/Pacific Dividend	Diversified
Emerging Markets Dividend(a)	Diversified

(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares Emerging Markets Dividend ETF declared dividends during the period.  However, there is no assurance these dividends can be collected by iShares Emerging Markets Dividend ETF due to restrictions imposed by the Russian government. As a result, iShares Emerging Markets Dividend ETF has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on iShares Emerging Markets Dividend ETF’s net asset value per share.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign Taxes Withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements

Notes to Financial Statements  (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Emerging Markets Dividend
BNP Paribas SA	$1,848,396	$(1,848,396)	$—	$—
BofA Securities, Inc.	229,947	(229,947)	—	—
Goldman Sachs & Co. LLC	685,612	(685,612)	—	—
Morgan Stanley	2,958,659	(2,958,659)	—	—
State Street Bank & Trust Company	101,997	(101,997)	—	—
UBS Securities LLC	349,338	(349,338)	—	—
Wells Fargo Bank, National Association	131,186	(131,186)	—	—
Wells Fargo Securities LLC	147,400	(147,400)	—	—
	$6,452,535	$(6,452,535)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.49%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses"). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Asia/Pacific Dividend ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through August 31, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates.
For the iShares Emerging Markets Dividend ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through August 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund's investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended April 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Asia/Pacific Dividend	$26
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity
Notes to Financial Statements

Notes to Financial Statements  (continued)
fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Asia/Pacific Dividend	$2,345
Emerging Markets Dividend	66,887
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended April 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Asia/Pacific Dividend	$117,037	$3,544	$(1,167)
Emerging Markets Dividend	4,719,794	11,785,765	1,988,329
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Asia/Pacific Dividend	$10,410,686	$10,614,889
Emerging Markets Dividend	318,400,728	293,196,054
For the year ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Asia/Pacific Dividend	$—	$1,743,564
Emerging Markets Dividend	16,726,665	11,185,500
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of April 30, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Asia/Pacific Dividend	$99,330	$ (99,330)
Emerging Markets Dividend	2,131,417	(2,131,417)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 04/30/25	Year Ended 04/30/24
Asia/Pacific Dividend
Ordinary income	$2,379,561	$2,650,251
Emerging Markets Dividend
Ordinary income	$77,174,357	$61,029,802
As of April 30, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Asia/Pacific Dividend	$526,779	$(19,653,052)	$(809,043)	$(19,935,316)
Emerging Markets Dividend	2,063,176	(363,076,102)	(37,680,612)	(398,693,538)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency and futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend	$40,461,553	$3,128,087	$(3,941,102)	$(813,015)
Emerging Markets Dividend	766,867,099	89,630,807	(126,194,551)	(36,563,744)
9. LINE OF CREDIT
The iShares Emerging Markets Dividend ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
Notes to Financial Statements

Notes to Financial Statements  (continued)
For the year ended April 30, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Emerging Markets Dividend	$13,000,000	$151,668	5.92%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 04/30/25		Year Ended 04/30/24
iShares ETF	Shares	Amount	Shares	Amount
Asia/Pacific Dividend
Shares sold	—	$—	50,000	$1,614,898
Shares redeemed	(50,000)	(1,773,538)	(50,000)	(1,786,000)
	(50,000)	$(1,773,538)	—	$(171,102)
Emerging Markets Dividend
Shares sold	2,750,000	$73,797,560	850,000	$21,667,094
Shares redeemed	(850,000)	(23,412,131)	(1,300,000)	(33,580,546)
	1,900,000	$50,385,429	(450,000)	$(11,913,452)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
Notes to Financial Statements

Notes to Financial Statements  (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares Emerging Markets Dividend ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of April 30, 2025, is $230,144 or $0.01 per share.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
iShares, Inc. and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares Asia/Pacific Dividend ETF
iShares Emerging Markets Dividend ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
iShares ETF	Qualified Dividend Income
Asia/Pacific Dividend	$1,040,810
Emerging Markets Dividend	32,114,124
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Asia/Pacific Dividend	$2,453,082	$14,076
Emerging Markets Dividend	72,340,854	8,737,372

2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

2025 iShares Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

4

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: June 24, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: June 24, 2025

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